FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04787
                                   ---------

                        FRANKLIN NEW YORK TAX-FREE TRUST
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     -------------
Date of fiscal year end: 9/30
                         -----

Date of reporting period: 12/31/09
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin New York Tax-Free Trust
Franklin New York Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                      AMOUNT         VALUE
                                                                                   -----------   -------------
    MUNICIPAL BONDS 98.3%
    NEW YORK 98.3%
    Amherst IDA Civic Facility Revenue, University of Buffalo Foundation,
       Student Housing, Creekside Project, Series A, AMBAC Insured, 5.00%,
       8/01/32                                                                     $ 2,785,000   $   2,794,831
    Erie County GO, Sewer District, Series B, NATL Insured, 5.00%, 12/01/35          2,000,000       1,821,960
    Fredonia Central School District GO, FGIC Insured, Pre-Refunded, 5.00%,
       6/01/19                                                                       2,300,000       2,344,321
    Hempstead Town IDA Civic Facilities Revenue, Hofstra University Project,
       NATL Insured, 5.80%, 7/01/15                                                  1,340,000       1,340,295
    Hudson Yards Infrastructure Corp. Revenue, Series A, FSA Insured, 5.00%,
       2/15/47                                                                      15,000,000      14,041,800
    Long Island Power Authority Electric System Revenue, General, Refunding,
       Series A, BHAC Insured, 5.50%, 5/01/33                                        5,000,000       5,424,400
       Series E, BHAC Insured, 5.00%, 12/01/22                                       9,200,000       9,951,548
    Madison County IDA Civic Facility Revenue,
       Colgate University Project, Series A, NATL Insured, 5.00%, 7/01/39            3,250,000       3,327,253
       Morrisville State College Foundation, Series A, CIFG Insured, 5.00%,
          6/01/37                                                                    1,000,000         803,760
    Middle Country Central School District at Centereach GO, FSA Insured,
       4.875%, 6/01/20                                                               1,650,000       1,697,454
    Monroe County IDA Civic Facility Revenue, Nazareth College Rochester
       Project, NATL Insured,
       5.25%, 10/01/21                                                               1,520,000       1,571,619
       5.00%, 10/01/31                                                               3,100,000       3,144,051
    Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%,
       2/15/13                                                                       1,055,000       1,202,595
    MTA Commuter Facilities Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%,
       7/01/23                                                                       3,000,000       3,202,890
    MTA Dedicated Tax Fund Revenue,
       Refunding, Series A, NATL Insured, 5.00%, 11/15/30                           15,250,000      15,504,675
       Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30                          2,500,000       2,534,150
       Series A, NATL Insured, 5.00%, 11/15/35                                      16,000,000      16,184,160
    MTA Revenue, Refunding, Series A, FGIC Insured, 5.25%, 11/15/31                  4,000,000       4,085,840
    MTA Service Contract Revenue,
       Refunding, AMBAC Insured, 5.00%, 7/01/30                                      7,000,000       7,102,760
       Series B, NATL Insured, 5.00%, 1/01/31                                        3,000,000       3,039,120
    Nassau County GO,
       General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/30              5,735,000       6,112,363
       General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/31              6,025,000       6,386,741
       Public Improvement, Series E, FSA Insured, Pre-Refunded, 6.00%, 3/01/20       1,510,000       1,523,228
    Nassau County Sewer and Storm Water Finance Authority System Revenue,
       Refunding, Series A, BHAC Insured, 5.375%, 11/01/28                           2,000,000       2,219,820
    New York City Educational Construction Fund Revenue, Series A, BHAC Insured,
       5.00%, 4/01/37                                                               19,750,000      20,426,832
    New York City GO,
       Refunding, Series A, FSA Insured, 5.00%, 8/01/26                              9,450,000       9,879,786
       Refunding, Series A, NATL Insured, 6.00%, 5/15/30                                15,000          15,287
       Series A, NATL Insured, Pre-Refunded, 6.00%, 5/15/30                          1,985,000       2,045,979
       Series D, 5.125%, 12/01/28                                                    5,000,000       5,280,550
    New York City Health and Hospital Corp. Revenue, Health System, Series A,
       FSA Insured, 5.125%, 2/15/23                                                  3,890,000       3,971,962
    New York City IDA Civic Facility Revenue, Polytechnic Prep Country Day
       School, FSA Insured, 5.375%, 5/01/29                                            980,000       1,000,472
    New York City IDAR,
       Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/46                10,000,000       9,075,300
       Yankee Stadium, Pilot, Assured Guaranty, 7.00%, 3/01/49                       4,000,000       4,661,440
    New York City Municipal Water Authority Revenue, Refunding, Series E, FGIC
       Insured, 5.00%, 6/15/26                                                       1,000,000       1,016,800
    New York City Municipal Water Finance Authority Water and Sewer System
       Revenue, Refunding, Series B, FGIC Insured, 5.125%, 6/15/31                   5,000,000       5,073,500
        Series G, FSA Insured, 5.00%, 6/15/34                                        1,000,000       1,010,350
    New York City Transitional Finance Authority Building Aid Revenue, Fiscal
       2007, Series S-1, FGIC Insured, 5.00%, 7/15/31                                8,200,000       8,375,152
    New York City Transitional Finance Authority Revenue, Future Tax Secured,
       Series A, FGIC Insured, 5.00%, 5/01/28                                        5,915,000       6,009,758
       Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28                             85,000          90,105
       Series C, 4.75%, 5/01/23                                                        345,000         347,232
       Series D, NATL Insured, 5.00%, 2/01/22                                        2,000,000       2,156,040
    New York City Transportation Authority MTA Triborough Bridge and Tunnel
       Authority COP, AMBAC Insured, Pre-Refunded, 5.75%, 1/01/20                    3,000,000       3,030,000
    New York City Trust for Cultural Resources Revenue, Museum of Modern Art
       2001, Series D, AMBAC Insured, 5.125%, 7/01/31                                7,500,000       7,637,325

       Quarterly Statement of Investments See Notes to Statements of Investments

Franklin New York Tax-Free Trust
Franklin New York Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

    New York Convention Center Development Corp. Revenue, Hotel Unit Fee
       Secured, AMBAC
    Insured, 5.00%, 11/15/44                                                       $10,000,000   $   9,434,000
    New York State Dormitory Authority Revenues,
       853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19         1,340,000       1,355,959
       Delaware Chenango Madison Otsego Board of Cooperative Education Services,
       XLCA Insured, 5.00%, 8/15/27                                                 10,000,000      10,410,200
       Good Samaritan Hospital Medical Center, Series A, NATL Insured, 5.50%,
          7/01/24                                                                    2,000,000       1,990,120
       Insured Mortgage, Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33          11,000,000      11,266,530
       Maimonides Medical Center, NATL Insured, 5.00%, 8/01/24                       6,190,000       6,357,501
       Master Boces Program, Series A, FSA Insured, 5.25%, 8/15/21                   1,740,000       1,787,972
       Mental Health Services Facilities Improvement, Series A, NATL Insured,
       Pre-Refunded, 5.25%, 8/15/26                                                  2,570,000       2,766,168
       Mortgage Nursing Home, NATL Insured, 5.40%, 2/01/31                             355,000         360,694
       Mortgage Nursing Home, NATL Insured, 5.50%, 2/01/41                           1,880,000       1,898,913
       Non-State Supported Debt, Albany Public Library, AMBAC Insured, 5.00%,
          7/01/37                                                                   10,720,000      10,799,757
       Non-State Supported Debt, Educational Housing Services, CUNY Student
          Housing Project, AMBAC Insured, 5.25%, 7/01/30                             5,150,000       4,873,445
       Non-State Supported Debt, Fashion Institute Student Housing Corp., FGIC
          Insured, 5.25%, 7/01/34                                                   13,220,000      12,778,188
       Non-State Supported Debt, Health Quest Systems, Series A, Assured
          Guaranty, 5.25%, 7/01/27                                                   1,500,000       1,575,690
       Non-State Supported Debt, Health Quest Systems, Series B, Assured
          Guaranty, 5.25%, 7/01/27                                                   2,500,000       2,626,150
       Non-State Supported Debt, Hospital for Special Surgery, FHA Insured,
          6.25%, 8/15/34                                                             3,750,000       4,109,962
       Non-State Supported Debt, Hospital for Special Surgery, FHA Insured,
          6.00%, 8/15/38                                                             3,250,000       3,487,672
       Non-State Supported Debt, Hospital for Special Surgery, NATL Insured,
          5.00%, 8/15/29                                                             2,500,000       2,522,300
       Non-State Supported Debt, Mount Sinai School Medical New York University,
          Refunding, NATL Insured, 5.00%, 7/01/35                                    5,000,000       4,964,350
       Non-State Supported Debt, New York University, Series A, AMBAC Insured,
          5.00%, 7/01/37                                                            20,000,000      20,578,200
       Non-State Supported Debt, NYSARC Inc., Refunding, Series A, FSA Insured,
          5.00%, 7/01/34                                                             5,510,000       5,581,134
       Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty,
          5.00%, 7/01/29                                                             3,775,000       3,955,067
       Non-State Supported Debt, School District Financing Program, Refunding,
          Series A, FSA Insured, 5.00%, 10/01/22                                     7,645,000       8,174,416
       Non-State Supported Debt, School District Financing Program, Series A,
          Assured Guaranty, 5.625%, 10/01/29                                         3,000,000       3,273,360
       Non-State Supported Debt, School District Financing Program, Series C,
          FSA Insured, 5.00%, 10/01/32                                               5,000,000       5,261,550
       Non-State Supported Debt, The New School, Refunding, NATL Insured, 5.00%,
          7/01/46                                                                   12,000,000      12,052,680
       NYSARC Inc., Series A, FSA Insured, 5.00%, 7/01/26                            1,700,000       1,755,352
       Pace University, NATL Insured, Pre-Refunded, 6.00%, 7/01/29                   3,000,000       3,114,330
       School Districts Financing Program, Series D, NATL Insured, 5.25%,
          10/01/23                                                                   1,750,000       1,839,898
       School Districts Financing Program, Series D, NATL Insured, 5.00%,
          10/01/30                                                                   1,750,000       1,805,370
       Secondarily Insured, Lease, State University, AMBAC Insured, 5.00%,
          7/01/32                                                                    5,000,000       5,122,250
       Secondarily Insured, State University Educational Facilities, Third
          General Resolution, Refunding, Series A, Assured Guaranty, 5.50%,
          5/15/22                                                                    5,000,000       5,699,200
       Series 1, NATL Insured, 5.00%, 7/01/24                                        2,000,000       2,048,760
       Siena College, NATL Insured, 5.00%, 7/01/31                                   3,500,000       3,553,865
       St. John's University, Series A, NATL Insured, Pre-Refunded, 5.25%,
          7/01/30                                                                    3,500,000       3,781,680
       State Supported Debt, Lease, State University Dormitory Facilities,
          Series A, NATL Insured, 5.00%, 7/01/36                                     4,670,000       4,690,501
       Upstate Community Colleges, NATL Insured, Pre-Refunded, 5.125%, 7/01/30       5,945,000       6,146,298
    New York State Energy Research and Development Authority PCR, Central Hudson
       Gas, Refunding, Series A, AMBAC Insured, 5.45%, 8/01/27                       3,500,000       3,526,600
    New York State Environmental Facilities Corp. Water Facilities Revenue,
       Spring Valley Water Project, Refunding, Series B, AMBAC Insured, 6.15%,
       8/01/24                                                                       3,000,000       3,009,810
    New York State HFAR, MFH, Affordable Housing, Series B, 4.50%, 11/01/29          2,000,000       1,988,980
    New York State Local Government Assistance Corp. Revenue, senior lien,
       Refunding, Series B-C/D, 5.00%, 4/01/20                                       5,000,000       5,637,750
    New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo,
       Series A, AMBAC Insured, 5.25%, 5/15/31                                       4,000,000       4,052,560
    New York State Power Authority Revenue, Series A, NATL Insured, 5.00%,
       11/15/47                                                                     10,000,000      10,327,300
    New York State Thruway Authority Second General Highway and Bridge Trust
       Fund Revenue, Series A, FSA Insured, 5.00%, 4/01/24                           7,420,000       7,892,877
    New York State Urban Development Corp. Revenue, State Personal Income Tax,
       Series A-1, 5.00%, 12/15/27                                                   5,000,000       5,351,250

Franklin New York Tax-Free Trust
Franklin New York Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

    Niagara Falls City School District COP, High School Facility, Refunding, FSA
       Insured, 5.00%, 6/15/28                                                     $ 4,155,000   $   3,896,310
    Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19                    5,000           5,001
    North Hempstead GO, Refunding, Series B, FGIC Insured, 6.40%,
       4/01/15                                                                       1,065,000       1,276,285
       4/01/16                                                                       1,000,000       1,209,720
    Oswego County IDA Civic Facility Revenue, Oswego School District Public
       Library Project, XLCA Insured, 5.00%, 12/15/30                                1,805,000       1,869,132
    Rensselaer City School District COP, XLCA Insured, 5.00%, 6/01/36               20,240,000      17,767,482
    Rensselaer County GO, AMBAC Insured, 6.70%, 2/15/11                                810,000         861,500
    Rockland County IDA Civic Facility Revenue, Nyack Library Project, Series A,
       AMBAC Insured, 5.00%,
       12/01/32                                                                      2,000,000       2,014,180
       12/01/37                                                                      3,320,000       3,319,834
    Sachem Central School District Holbrook GO, NATL Insured, Pre-Refunded,
       5.00%, 6/15/30                                                                1,000,000       1,132,810
    Schenectady IDA Civic Facility Revenue,
       Schaffer Heights, Series A, GNMA Secured, 6.00%, 11/01/30                     3,000,000       3,089,070
       Schaffer Heights, Series A, GNMA Secured, 6.05%, 11/01/35                     2,375,000       2,438,864
       Union College Project, Series A, AMBAC Insured, 5.00%, 7/01/32                2,395,000       2,448,720
    Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series A-1C, AMBAC
       Insured, 5.25%, 6/01/21                                                       6,000,000       6,296,520
    Triborough Bridge and Tunnel Authority Revenues, General Purpose, Series B,
       NATL Insured, Pre-Refunded, 5.20%, 1/01/27                                    1,000,000       1,204,440
    Warren and Washington Counties IDA Civic Facility Revenue, Series B, FSA
       Insured, 5.00%, 12/01/27                                                      3,680,000       3,844,091
    Westchester County Health Care Corp. Revenue, Series B, 5.375%, 11/01/30         1,500,000       1,519,155
                                                                                                 -------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $497,246,345)                        498,245,227
                                                                                                 -------------
    SHORT TERM INVESTMENTS 0.4%
    MUNICIPAL BONDS 0.4%
    NEW YORK 0.4%
(a) New York City GO,
       Refunding, Series J, Sub Series J-4, Daily VRDN and Put, 0.22%, 8/01/25         400,000         400,000
       Series E, Sub Series E-2, Daily VRDN and Put, 0.22%, 8/01/34                  1,500,000       1,500,000
                                                                                                 -------------
    TOTAL SHORT TERM INVESTMENTS (COST $1,900,000)                                                   1,900,000
                                                                                                 -------------
    TOTAL INVESTMENTS (COST $499,146,345) 98.7%                                                    500,145,227
    OTHER ASSETS, LESS LIABILITIES 1.3%                                                              6,714,523
                                                                                                 -------------
    NET ASSETS 100.0%                                                                            $ 506,859,750
                                                                                                 =============

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Franklin New York Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
BHAC    Berkshire Hathaway Assurance Corp.
CIFG    CDC IXIS Financial Guaranty
COP     Certificate of Participation
FGIC    Financial Guaranty Insurance Co.
FHA     Federal Housing Authority/Agency
FSA     Financial Security Assurance Inc.
GNMA    Government National Mortgage Association
GO      General Obligation
HFAR    Housing Finance Authority Revenue
IDA     Industrial Development Authority/Agency
IDAR    Industrial Development Authority Revenue
MFH     Multi-Family Housing
MTA     Metropolitan Transit Authority
NATL    National Public Financial Guarantee Corp.
PCR     Pollution Control Revenue
XLCA    XL Capital Assurance

Franklin New York Tax-Free Trust
Franklin New York Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                      AMOUNT         VALUE
                                                                                   -----------   -------------
    MUNICIPAL BONDS 98.0%
    NEW YORK 90.7%
    Albany County Airport Authority Revenue, Series B, FSA Insured, 4.75%,
       12/15/13                                                                    $ 1,850,000   $   1,862,783
    Albany IDA Civic Facility Revenue,
       St. Peter's Hospital Project, Series A, 5.75%, 11/15/22                       4,090,000       4,143,783
       St. Rose Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/12         420,000         452,248
    Amherst IDA Civic Facility Revenue,
       Mandatory Put 10/01/11, Refunding, Series A, Radian Insured, 4.20%,
          10/01/31                                                                   4,035,000       4,046,217
       University of Buffalo Foundation, Student Housing, Creekside Project,
          Series A, AMBAC Insured, 4.625%, 8/01/16                                   1,030,000       1,089,276
    Bath Central School District GO, Refunding, FGIC Insured, 4.00%, 6/15/19         1,850,000       1,861,951
    Buffalo GO, Refunding, Series C, FGIC Insured, 5.25%, 12/01/15                   1,225,000       1,276,732
    Byram Hills Central School District GO, ETM, 4.00%, 11/15/10                     1,375,000       1,418,821
    Canisteo Central School District GO, Refunding, FSA Insured, 4.25%, 6/15/14      1,080,000       1,141,852
    Clarence Central School District GO, Refunding, FSA Insured, 4.75%, 5/15/15      2,390,000       2,518,534
    Connetquot Central School District Islip GO, Series B, FSA Insured,
       Pre-Refunded, 4.40%, 6/15/16                                                  1,000,000       1,028,480
    Dansville Central School District GO, Refunding, Series B, FGIC Insured,
       4.25%, 6/15/11                                                                  930,000         973,152
       4.35%, 6/15/12                                                                  870,000         930,300
       4.45%, 6/15/13                                                                  995,000       1,060,163
    Erie County GO, FGIC Insured, 4.70%, 11/01/12                                      585,000         588,697
    Erie County IDA School Facility Revenue, City School District Buffalo
       Project, Series A, 5.25%, 5/01/24                                            16,520,000      17,661,202
    Erie County Water Authority Water Revenue, Refunding, 5.00%, 12/01/17            1,935,000       2,192,336
    Fayetteville-Manlius Central School District GO, Refunding, FGIC Insured,
       4.50%, 6/15/15                                                                1,095,000       1,152,838
    Guilderland Central School District, Refunding, Series A, FSA Insured,
       4.00%, 5/15/10                                                                1,260,000       1,277,048
    Harborfields Central School District Greenlawn GO, FSA Insured,
       Pre-Refunded, 5.00%, 6/01/17                                                  2,105,000       2,237,847
    Highland Central School District GO, Refunding, FSA Insured, 4.125%, 6/15/16     1,080,000       1,111,979
    Holland Patent Central School District GO, NATL Insured, ETM, 4.25%, 6/15/10     1,125,000       1,145,306
    Huntington GO, Public Improvement, 4.20%, 9/01/13                                1,230,000       1,261,992
    Islip Union Free School District No. 002 GO, Refunding, FGIC Insured, 5.00%,
       7/01/18                                                                       2,215,000       2,369,253
    Livingston County GO, Public Improvement, FSA Insured, 4.00%, 7/15/21            1,450,000       1,493,311
    Long Island Power Authority Electric System Revenue, General, Refunding,
       Series A, FGIC Insured, 5.00%, 12/01/19                                       5,000,000       5,323,350
       Series E, 5.00%, 12/01/22                                                       500,000         526,795
    Madison County IDA Civic Facility Revenue, Morrisville State College
       Foundation, Series A, CIFG Insured, 5.00%, 6/01/15                            1,000,000         998,550
    Middle Country Central School District at Centereach GO, FSA Insured, 4.75%,
       6/01/17                                                                       1,650,000       1,696,629
    Monroe County GO,
       Public Improvement, FGIC Insured, 4.30%, 3/01/13                              3,015,000       3,106,204
       Series A, Assured Guaranty, 4.50%, 6/01/20                                    2,855,000       2,867,933
       Series A, Assured Guaranty, 4.75%, 6/01/23                                    2,860,000       2,898,867
    Montgomery Otsego Schoharie Counties Solid Waste Management Authority
       Revenue, Refunding, NATL Insured, 4.00%, 1/01/13                              1,920,000       2,093,184
    MTA Revenue,
       Series B, NATL Insured, 5.25%, 11/15/20                                      11,250,000      12,657,712
       Transportation, Series A, FSA Insured, 5.50%, 11/15/22                        8,765,000      10,124,013
    MTA Service Contract Revenue, Refunding, Series A,
       5.50%, 7/01/15                                                                5,000,000       5,706,700
       5.75%, 7/01/18                                                                1,310,000       1,515,408
       NATL Insured, 5.50%, 1/01/19                                                    480,000         510,317
    MTA Transit Facilities Revenue, Series C, FSA Insured, Pre-Refunded, 4.75%,
       7/01/16                                                                       1,370,000       1,505,082
       7/01/16                                                                         545,000         589,701
    Nassau County GO, Refunding, Series A, FGIC Insured, 6.00%, 7/01/11              1,000,000       1,074,500
    Nassau County Interim Finance Authority Revenue, Sales Tax Secured,
       Refunding, Series H, AMBAC Insured, 5.25%, 11/15/17                           1,500,000       1,660,770
    New York Bridge Authority Revenue, General, 4.125%, 1/01/13                      4,000,000       4,208,720
    New York City GO,
       Refunding, Series A-1, 5.00%, 8/01/17                                           500,000         556,865
       Refunding, Series F, 5.25%, 8/01/13                                           1,095,000       1,152,783

     Quarterly Statement of Investments   See Notes to Statements of Investments

Franklin New York Tax-Free Trust
Franklin New York Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

       Refunding, Series G, XLCA Insured, 5.50%, 8/01/12                           $ 2,000,000   $   2,208,360
       Series C, NATL Insured, 5.00%, 8/01/16                                          500,000         552,280
       Series E, 5.00%, 8/01/19                                                      3,000,000       3,249,180
       Series G, 5.00%, 8/01/15                                                        325,000         365,193
       Series G, Refunding, 5.00%, 8/01/14                                             200,000         224,678
       Series H, 4.125%, 8/01/11                                                     1,560,000       1,641,229
       Series L, Sub Series L-1, 5.00%, 4/01/23                                     10,000,000      10,651,900
    New York City HDC, MFHR, Series C-1, 5.00%, 11/01/24                             2,810,000       2,877,328
    New York City Health and Hospital Corp. Revenue, Health System,
       Refunding, Series A, AMBAC Insured, 4.60%, 2/15/12                            1,000,000       1,003,570
       Series A, FSA Insured, 4.15%, 2/15/12                                           750,000         785,175
       Series A, FSA Insured, 4.30%, 2/15/13                                         1,000,000       1,044,700
    New York City IDA Civic Facility Revenue,
       FSA Insured, 5.00%, 11/15/19                                                  1,000,000       1,054,560
       Institute of International Education Inc. Project, 5.125%, 9/01/16            2,320,000       2,393,892
    New York City IDAR,
       AMBAC Insured, 5.00%, 1/01/18                                                   550,000         570,664
       Capital Appreciation, Yankee Stadium, Pilot, Assured Guaranty, zero cpn.,
          3/01/21                                                                   10,150,000       5,694,556
    New York City Transitional Finance Authority Building Aid Revenue,
       Fiscal 2007, Series S-1, NATL Insured, 5.00%, 7/15/18                           550,000         597,773
       Fiscal 2009, Series S-3, 5.00%, 1/15/22                                      11,865,000      12,756,299
       Fiscal 2009, Series S-4, 5.00%, 1/15/20                                       1,000,000       1,084,580
    New York City Transitional Finance Authority Revenue,
       Future Tax Secured, Series A, 5.25%, 5/01/17                                    400,000         420,216
       Future Tax Secured, Series A, 5.00%, 5/01/22                                 10,000,000      11,016,300
       Future Tax Secured, Series B, 4.75%, 11/01/16                                   435,000         439,989
       Future Tax Secured, Series B, Pre-Refunded, 6.00%, 11/15/13                   1,000,000       1,030,900
       Future Tax Secured, Series C, 5.00%, 11/01/22                                   160,000         173,757
       sub. bond, Future Tax Secured, Refunding, Series B, 5.00%, 11/01/23           5,000,000       5,406,550
    New York City Trust for Cultural Resources Revenue, Museum of Modern Art,
       Refunding, Series 1A, 5.00%, 10/01/10                                         1,000,000       1,032,860
    New York Convention Center Development Corp. Revenue, Hotel Unit Fee
       Secured, AMBAC Insured, 5.00%, 11/15/20                                       5,775,000       6,015,471
    New York State Dormitory Authority Lease Revenue,
       Delaware Chenango Madison Otsego Board of Cooperative Education Services,
          XLCA Insured, 5.00%, 8/15/21                                               5,340,000       5,708,780
       Master Boces Program, FSA Insured, 5.25%, 8/15/19                             1,000,000       1,046,530
       State University Dormitory Facilities, Series A, Pre-Refunded, 5.50%,
          7/01/12                                                                    1,815,000       1,879,759
    New York State Dormitory Authority Revenues,
       Department of Health, Refunding, 5.25%, 7/01/16                                 500,000         540,995
       Department of Health, Refunding, 5.25%, 7/01/17                               5,000,000       5,356,050
       Department of Health, Refunding, Series 2, 5.00%, 7/01/19                     3,740,000       3,939,267
       Department of Health, Refunding, Sub Series 2, FGIC Insured, 5.00%,
          7/01/18                                                                    5,000,000       5,249,500
       Hospital, Maimonides, NATL Insured, 5.00%, 8/01/17                            1,720,000       1,818,350
       Hospital, Maimonides, NATL Insured, 5.00%, 8/01/19                            1,895,000       1,972,562
       Hospital Insured Mortgage, Series A, FSA Insured, 5.25%, 8/15/15              5,000,000       5,478,400
       Mandatory Put 5/15/12, Refunding, Series B, 5.25%, 11/15/23                   2,000,000       2,176,520
       Memorial Sloan-Kettering Cancer Center, Series C, NATL Insured, 5.50%,
          7/01/23                                                                    1,300,000       1,516,814
       Montefiore Hospital, FGIC Insured, 5.00%, 2/01/18                             2,975,000       3,131,128
       Mount St. Mary College, Radian Insured, 4.00%, 7/01/12                        2,080,000       2,103,566
       New York University, Series 1, AMBAC Insured, 5.50%, 7/01/18                    500,000         577,635
       Non-State Supported Debt, Bishop Henry B. Hucles Nursing, 5.00%, 7/01/24      4,765,000       4,935,635
       Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%,
          7/01/39                                                                    1,000,000       1,050,080
       Non-State Supported Debt, Mount Sinai School of Medicine of New York
          University, Refunding, NATL Insured, 5.00%, 7/01/19                        2,500,000       2,619,125
       Non-State Supported Debt, Mount Sinai School of Medicine of New York
          University, Refunding, NATL Insured, 5.00%, 7/01/20                        3,670,000       3,813,864
       Non-State Supported Debt, Municipal Health Facilities, Lease, Series 2,
          Sub Series 2-2, 5.00%, 1/15/21                                             6,675,000       7,063,485
       Non-State Supported Debt, New York University, Series A, AMBAC Insured,
          5.00%, 7/01/23                                                             2,000,000       2,145,660
       Non-State Supported Debt, North Shore Long Island Jewish Obligated Group,
          Refunding, Series A, 5.00%, 5/01/23                                        2,000,000       1,978,780
       Non-State Supported Debt, North Shore Long Island Jewish Obligated Group,
          Refunding, Series E, 5.00%, 5/01/19                                        5,000,000       5,115,600
       Non-State Supported Debt, North Shore Long Island Jewish Obligated Group,
          Refunding, Series E, 5.00%, 5/01/20                                       11,695,000      11,702,836

Franklin New York Tax-Free Trust
Franklin New York Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

       Non-State Supported Debt, Refunding, Series A, FSA Insured, 5.25%,
          7/01/18                                                                  $ 1,445,000   $   1,531,801
       Non-State Supported Debt, School District Bond Financing Program, Series
          C, Assured Guaranty, 7.25%, 10/01/28                                       7,615,000       9,125,359
       Non-State Supported Debt, School Districts Bond Financing Program, Series
          A, Assured Guaranty, 5.00%, 10/01/24                                       5,000,000       5,362,100
       Non-State Supported Debt, Series A, FSA Insured, Pre-Refunded, 5.25%,
          7/01/18                                                                       15,000          16,791
       Non-State Supported Debt, St. John's University, Series A, NATL Insured,
          5.00%, 7/01/24                                                             1,000,000       1,038,560
       Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%,
          7/01/22                                                                    1,250,000       1,320,425
       Non-State Supported Debt, United Health Hospitals, FHA Insured, 4.50%,
          8/01/18                                                                    5,000,000       5,329,150
       Non-State Supported Debt, University of Rochester, Series A-1, 5.00%,
          7/01/22                                                                      500,000         526,165
       Non-State Supported Debt, Upstate Community, Refunding, Series B, NATL
          Insured, 5.50%, 7/01/22                                                   10,000,000      11,569,700
       Secondarily Insured, City University, Consolidated 5th General Resources,
          Refunding, Series B, BHAC Insured, 5.00%, 7/01/21                         10,160,000      11,317,834
       Secured Hospital, Catskill Regional, Refunding, FGIC Insured, 5.25%,
          2/15/18                                                                    2,300,000       2,457,849
       St. John's University, Series A, NATL Insured, 5.00%, 7/01/14                   750,000         783,622
       State Supported Debt, City University System, Consolidated Fifth General
       Resolution, Series A, NATL Insured, 5.50%, 7/01/22                            9,240,000      10,591,720
       State Supported Debt, FSA Insured, 5.00%, 2/15/19                             5,470,000       5,968,864
       State Supported Debt, FSA Insured, 5.00%, 2/15/20                             3,500,000       3,797,745
       State Supported Debt, FSA Insured, 5.00%, 2/15/21                             5,475,000       5,894,987
       State Supported Debt, Lease, State University Dormitory Facilities,
          Series A, NATL Insured, 5.00%, 7/01/21                                     1,980,000       2,099,097
       State Supported Debt, Lease, State University Dormitory Facilities,
          Series A, NATL Insured, 5.00%, 7/01/22                                     1,730,000       1,827,970
       State Supported Debt, Mental Health Services Facilities Improvement,
          NATL Insured, 5.00%, 2/15/15                                               1,245,000       1,370,757
       State University Educational Facilities, Third General Resolution,
          Refunding, Series A, NATL Insured, 5.50%, 5/15/21                          7,000,000       7,991,830
       Teachers College, NATL Insured, 4.00%, 7/01/12                                1,000,000       1,069,910
       University of Rochester, Series A, Pre-Refunded, 5.25%, 7/01/21                 500,000         583,420
    New York State Dormitory Authority State Personal Income Tax Revenue,
       Education,
       Series D, 5.00%, 3/15/14                                                      1,000,000       1,127,750
       Series F, 5.00%, 3/15/23                                                      1,000,000       1,066,190
    New York State Energy Research and Development Authority PCR, New York State
       Electric and Gas Corp. Project,
       NATL Insured, 4.10%, 3/15/15                                                  2,000,000       2,018,680
       Series B, NATL Insured, 4.00%, 10/15/15                                       5,000,000       5,029,750
       Series D, NATL Insured, 4.10%, 12/01/15                                       2,000,000       2,013,000
    New York State Environmental Facilities Corp. State Clean Water and Drinking
       Revenue, Revolving Funds, Series B, 5.80%, 1/15/16                            1,010,000       1,021,918
    New York State Environmental Facilities Corp. State Personal Income Tax
       Revenue, Series A, 5.00%, 12/15/21                                            1,115,000       1,238,821
    New York State GO, Series A, 3.50%, 3/15/12                                      1,000,000       1,057,410
    New York State Local Government Assistance Corp. Revenue, senior lien,
       Refunding, Series B-C/D, 5.00%, 4/01/20                                       5,000,000       5,637,750
    New York State Municipal Bond Bank Agency Revenue, Series C, Sub Series C1,
       Assured Guaranty, 5.00%,
    (a)2/15/20                                                                       5,705,000       6,234,880
       2/15/21                                                                       5,790,000       6,297,436
       2/15/22                                                                       4,615,000       4,995,461
    New York State Municipal Bond Bank Agency Special School Purpose Revenue,
       Series C, 5.50%, 12/01/12                                                       650,000         722,592
    New York State Power Authority Revenue, Refunding, Series C, NATL Insured,
       5.00%, 11/15/17                                                               1,000,000       1,148,860
    New York State Thruway Authority General Revenue, Series F, AMBAC Insured,
       5.00%, 1/01/22                                                                6,535,000       6,949,123
    New York State Thruway Authority Highway and Bridge Trust Fund Revenue,
       Second General, Refunding, Series B, AMBAC Insured, 5.00%, 4/01/21            5,000,000       5,348,900
       Second General, Series B, 5.00%, 4/01/18                                      5,000,000       5,579,550
       Series A, FSA Insured, 5.25%, 4/01/12                                         1,620,000       1,773,365
    New York State Thruway Authority Second General Highway and Bridge Trust
       Fund Revenue,
       Series A, NATL Insured, 5.00%, 4/01/22                                        1,000,000       1,060,550
       Series B, 5.00%, 4/01/21                                                      5,000,000       5,529,050
    New York State Thruway Authority Service Contract Revenue, Local Highway and
       Bridge, Refunding, 5.00%, 4/01/20                                             5,000,000       5,514,150

Franklin New York Tax-Free Trust
Franklin New York Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

    New York State Thruway Authority State Personal Income Tax Revenue,
       Transportation, Series A,
       5.00%, 3/15/21                                                              $10,000,000   $  11,136,500
       NATL Insured, 5.00%, 3/15/21                                                    500,000         525,680
    New York State Urban Development Corp. Revenue,
       Corporate Purpose, sub. lien, Series A, 5.125%, 1/01/22                         885,000         916,320
       Refunding, Series D, Assured Guaranty, 5.50%, 1/01/19                        10,000,000      11,275,700
       State Personal Income Tax, Series A-1, 5.00%, 12/15/22                        1,500,000       1,659,300
       State Personal Income Tax, Series A-1, 5.00%, 12/15/23                        2,500,000       2,751,450
       State Personal Income Tax, Series B, FSA Insured, 5.00%, 3/15/21              1,000,000       1,073,540
       State Personal Income Tax, Series C-1, Empire State, 4.125%, 12/15/16         1,490,000       1,573,440
       State Personal Income Tax, Series C-1, Empire State, 4.25%, 12/15/17          1,955,000       2,054,842
    Olean City School District GO, Refunding, FGIC Insured, 4.375%, 6/15/17          1,335,000       1,367,748
    Onondaga County Water Authority Water Revenue, General, Series A, FSA
       Insured, 5.00%,
       9/15/14                                                                         300,000         309,483
       9/15/15                                                                         665,000         683,959
    Orange County GO, Various Purpose, 4.00%, 7/01/24                                1,250,000       1,287,200
    Rochester GO,
       NATL Insured, ETM, 4.125%, 2/15/10                                              520,000         522,205
       Refunding, NATL Insured, 4.125%, 2/15/10                                        490,000         491,936
    Sales Tax Asset Receivable Corp. Revenue, Series A, NATL Insured, 5.25%,
       10/15/18                                                                      5,000,000       5,605,500
    Saratoga Springs City School District GO, Series A, FSA Insured, 4.50%,
       6/15/15                                                                       1,025,000       1,064,770
    Schenectady Metroplex Development Authority Revenue, FGIC Insured, 4.50%,
       9/15/21                                                                       1,720,000       1,763,413
    Southampton Town GO, Open Space Preservation, 4.00%, 12/15/22                    1,000,000       1,045,940
    St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University,
       Series A, 5.00%, 10/01/16                                                    12,000,000      13,161,720
    Suffolk County GO, Refunding, Series B, FSA Insured, 5.25%, 5/01/15                100,000         115,664
    Suffolk County Water Authority Waterworks Revenue, sub. lien, Refunding,
       NATL Insured, 5.10%, 6/01/13                                                  2,000,000       2,241,500
    Tobacco Settlement Financing Corp. Revenue, Asset-Backed,
       Series A-1C, 5.50%, 6/01/19                                                   5,000,000       5,318,000
       Series A-1C, AMBAC Insured, 5.25%, 6/01/21                                    4,200,000       4,407,564
       Series B-1C, 5.50%, 6/01/21                                                   1,000,000       1,057,350
    Triborough Bridge and Tunnel Authority Revenues, Refunding, NATL Insured,
       5.00%, 11/15/20                                                               1,330,000       1,404,919
    Upper Mohawk Valley Regional Water Finance Authority Water System Revenue,
       AMBAC Insured,
       5.75%, 4/01/20                                                                  165,000         167,648
       Pre-Refunded, 5.75%, 4/01/20                                                    835,000         854,355
    Webster Central School District GO, Refunding, FSA Insured, 5.00%, 6/15/14         500,000         570,525
    Western Nassau County Water Authority Water System Revenue, AMBAC Insured,
       5.00%, 5/01/19                                                                1,525,000       1,604,803
    Yonkers GO,
       Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/15/14                        1,795,000       1,833,341
       Series E, NATL Insured, 5.00%, 12/01/14                                         750,000         822,555
    Yorktown Central School District GO, NATL Insured, 4.625%, 6/15/18               1,890,000       1,937,855
                                                                                                 -------------
                                                                                                   519,830,632
                                                                                                 -------------
    U.S. TERRITORIES 7.3%
    PUERTO RICO 5.6%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
       Series A, Assured Guaranty, 5.00%, 7/01/16                                    5,190,000       5,666,546
    Puerto Rico Commonwealth GO, Public Improvement, Assured Guaranty, 5.25%,
       7/01/18                                                                       1,820,000       1,987,804
    Puerto Rico Commonwealth Highway and Transportation Authority Grant
       Anticipation Revenue, Refunding, NATL Insured, 5.00%, 9/15/17                 1,000,000       1,030,780
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation
       Revenue, Refunding, Series N, Assured Guaranty, 5.50%, 7/01/21                4,000,000       4,458,400
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax
       Revenue, Refunding, Series C, BHAC Insured, 5.50%, 7/01/20                   11,550,000      13,430,571
    Puerto Rico Electric Power Authority Power Revenue, Refunding, Series NN,
       NATL Insured, 5.25%, 7/01/22                                                  1,000,000       1,033,340
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control
       Facilities Financing Authority Revenue, Ana G. Mendez University System
       Project, 5.00%,
       3/01/16                                                                       2,605,000       2,516,821
       3/01/21                                                                       2,555,000       2,220,090

Franklin New York Tax-Free Trust
Franklin New York Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

    Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I,
       Pre-Refunded, 5.25%, 7/01/33                                                $    10,000   $      11,504
                                                                                                 -------------
                                                                                                    32,355,856
                                                                                                 -------------
    VIRGIN ISLANDS 1.7%
    Virgin Islands PFAR, senior lien, Refunding, Series B, 5.00%, 10/01/19           7,850,000       7,976,542
    Virgin Islands Water and Power Authority Electric System Revenue, Refunding,
       5.125%, 7/01/13                                                               1,775,000       1,791,773
                                                                                                 -------------
                                                                                                     9,768,315
                                                                                                 -------------
    TOTAL U.S. TERRITORIES                                                                          42,124,171
                                                                                                 -------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $546,734,733)                        561,954,803
                                                                                                 -------------
    SHORT TERM INVESTMENTS 1.4%
    MUNICIPAL BONDS 1.4%
    NEW YORK 1.4%
(b) New York City GO, Series E, Sub Series E-2, Daily VRDN and Put,
       0.20%, 8/01/20                                                                2,300,000       2,300,000
       0.22%, 8/01/34                                                                  800,000         800,000
(b) New York City IDAR, Liberty, One Bryant Park LLC, Series B, Daily VRDN and
       Put, 0.23%, 11/01/39                                                          2,400,000       2,400,000
    New York State Dormitory Authority Revenues, Non-State Supported Debt,
       University of Rochester, Refunding, Series B, 2.50%, 7/01/10                  1,445,000       1,459,436
(b) Port Authority of New York and New Jersey Special Obligation Revenue,
       Versatile Structure Obligations, Refunding, Series 3, Daily VRDN and Put,
       0.22%, 6/01/20                                                                  800,000         800,000
                                                                                                 -------------
    TOTAL SHORT TERM INVESTMENTS (COST $7,757,744)                                                   7,759,436
                                                                                                 -------------
    TOTAL INVESTMENTS (COST $554,492,477) 99.4%                                                    569,714,239
    OTHER ASSETS, LESS LIABILITIES 0.6%                                                              3,335,269
                                                                                                 -------------
    NET ASSETS 100.0%                                                                            $ 573,049,508
                                                                                                 =============

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Franklin New York Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
BHAC    Berkshire Hathaway Assurance Corp.
CIFG    CDC IXIS Financial Guaranty
ETM     Escrow to Maturity
FGIC    Financial Guaranty Insurance Co.
FHA     Federal Housing Authority/Agency
FSA     Financial Security Assurance Inc.
GO      General Obligation
HDC     Housing Development Corp.
IDA     Industrial Development Authority/Agency
IDAR    Industrial Development Authority Revenue
MFHR    Multi-Family Housing Revenue
MTA     Metropolitan Transit Authority
NATL    National Public Financial Guarantee Corp.
PBA     Public Building Authority
PCR     Pollution Control Revenue
PFAR    Public Financing Authority Revenue
XLCA    XL Capital Assurance

FRANKLIN NEW YORK TAX-FREE TRUST
Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of two funds (Funds).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

3. INCOME TAXES

At December 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                   FRANKLIN
                                                 FRANKLIN          NEW YORK
                                                 NEW YORK       INTERMEDIATE-
                                             INSURED TAX-FREE   TERM TAX-FREE
                                                INCOME FUND      INCOME FUND
                                             ----------------   -------------
Cost of investments                            $500,338,995     $554,450,982
                                               ============     ============
Unrealized appreciation                        $ 10,916,406     $ 17,129,396
Unrealized depreciation                         (11,110,174)      (1,866,139)
                                               ------------     ------------
Net unrealized appreciation (depreciation)     $   (193,768)    $ 15,263,257
                                               ============     ============

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At December 31, 2009, all of the Funds' investments in securities carried at fair value were in Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds are currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through February 22, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By /s/LAURA F. FERGERSON
  --------------------------
     Laura F. Fergerson
     Chief Executive Officer -
      Finance and Administration
Date  February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
  --------------------------
     Laura F. Fergerson
     Chief Executive Officer -
      Finance and Administration
Date  February 25, 2010


By /s/GASTON GARDEY
  ------------------
     Gaston Gardey
     Chief Financial Officer and
       Chief Accounting Officer
Date  February 25, 2010